Share-based Compensation - Components of Share-based Compensation Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		$ 13,905	$ 20,037
Stock Options | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		0	1
Restricted Share Units | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	[1]	12,879	15,160
Deferred Share Units | Cash-settled (Recovery) Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	[1],[2]	$ 1,026	$ 4,876

[1]	For the year ended December 31, 2024, the Company recognized share-based compensation expense under Nova’s RSU plan of $6 and share-based compensation expense under Nova’s DSU plan of $1,700.
[2]	Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each period end. Fluctuations in the fair value are recognized during the period in which they occur.